Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Common Stock Equivalents

As of September 30, 2023, and December 31, 2022the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	As of September 30, 2023	As of September 30, 2022
Equity Incentive Plans	3,086,626	3,086,626
Selling Agent and Advisor Warrants	23,538	362,191
Warrants Issued with Common Stock Offerings	932,740	889,500
Warrants Issued with Convertible Notes Offerings	1,133,400	352,188
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	1,028,276	824,650
Total Common Stock Equivalents	6,204,214	5,515,155
As of December 31, 2022 and 2021, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.
	For the Years Ended December 31,
	2022	2021
Equity Incentive Plans	3,086,626	3,116,626
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	1,506,829	1,533,998
Selling Agent and Advisor Warrants	23,538	338,653
Warrants Issued with Common Stock Offerings	889,500	1,100,195
Warrants Issued with Convertible Notes Offerings	947,150	704,652
	6,453,643	6,794,124